Form N-1A Cover	May 30, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Invesco Exchange-Traded Fund Trust II
Entity Central Index Key	0001378872
Entity Investment Company Type	N-1A
Document Period End Date	May 30, 2025
Invesco MSCI North America Climate ETF [Member]
Prospectus [Line Items]
Prospectus Date	Dec. 05, 2024
Invesco MSCI Global Climate 500 ETF [Member]
Prospectus [Line Items]
Prospectus Date	Feb. 28, 2025